Related-party transactions and balances, Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of movements of liabilities to cash flows arising from financing activities [abstract]
Beginning balance	$ 5,563,175,004	$ 3,795,309,906
Payments	(272,136,923)	(220,572,529)
Interest paid	(286,015,329)
Proceeds from loans	2,116,176,076	2,237,181,037
Accrued interest	601,125,111	289,735,943
Total changes from financing cash flows	7,418,220,665	5,839,263,136
Effect on changes in foreign exchange rates	(735,547,851)	(276,088,132)
Ending balance	6,682,672,814	5,563,175,004
Related Parties [Member]
Reconciliation of movements of liabilities to cash flows arising from financing activities [abstract]
Beginning balance	274,489,347	188,122,066
Payments	(96,693,781)	(72,493,961)
Interest paid	(37,140,328)	(43,078,341)
Proceeds from loans	60,581,457	165,363,750
Accrued interest	39,901,733	41,738,642
Total changes from financing cash flows	241,138,428	279,652,156
Effect on changes in foreign exchange rates	(20,832,840)	(5,162,809)
Ending balance	$ 220,305,588	$ 274,489,347